Note 9 - Leases - Schedule of Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
2025	$ 725
2026	243
Total lease payments	968
Less: imputed interest	(55)
Present value of lease payments	$ 913	$ 1,543